Offsetting financial assets and liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of Offsetting Financial Assets And Financial Liabilities

	Yen in millions
	March 31, 2023
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	610,340	(196,423)	(206,087)	207,830
Other financial liabilities Derivatives	456,257	(196,423)	(97,794)	162,040

	Yen in millions
	March 31, 2024
	Gross amounts of recognized financial assets and financial liabilities	Amounts not offset		Net amount
		Financial instruments	Collateral of financial instruments
Other financial assets Derivatives	552,921	(94,647)	(130,363)	327,911
Other financial liabilities Derivatives	432,189	(94,647)	(52,497)	285,045